Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Municipal Securities Income Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2024